Balances and Transactions with Related Parties (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪) People	Dec. 31, 2022 ILS (₪) People
Disclosure of transactions between related parties [abstract]
Payroll And Related Expenses To Interested Parties Employed	₪ 749	₪ 604
Granting Of Options To Interested Parties Employed	₪ 818	₪ 1,717
Options Granted To Number Of People | People	1	1
Key management personnel compensation, share-based payment	₪ 552	₪ 619
Directors Compensation For Number Of People | People	8	7
Granting Of Options To Directors Who Not Employed	₪ 216	₪ 514
Options Granted To Directors Who Are Not Employed Number Of People | People	1	1